Other Financial Assets - Summary of Other Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
OTHER FINANCIAL ASSETS
Financial assets at fair value through profit or loss, Current	$ 0	$ 0		$ 0
Financial assets at fair value through other comprehensive income, Current	128	128		146
Financial assets measured at amortized cost, current	648	10,846		10,891
Hedging derivatives, current	206	8,614		66,137
Non-hedging derivatives, current	0	0		52
Other current financial assets	982	19,588	[1]	77,226
Financial assets at fair value through profit or loss Non-current	0	2,328		0
Financial assets at fair value through other comprehensive income, Non-current	2,335	2,335		2,652
Financial assets measured at amortized cost, non-current	2,714	0		0
Hedging derivatives, non-current	19,021	0		10,576
Non-hedging derivatives non-current	0	0
Other non-current financial assets	$ 24,070	$ 4,663	[1]	$ 13,228

[1]	See Note 3.